Subsequent Events - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 23, 2022	Oct. 31, 2021
Subsequent Event [Line Items]
Warrants prior to conversion (in shares)	5,500,000			480,415
Fair value of warrants for services provided	$ 371,895	$ 0
Issued for Professional Consulting Services
Subsequent Event [Line Items]
Fair value of warrants for services provided	$ 300,000
Issued for Professional Consulting Services | Subsequent event
Subsequent Event [Line Items]
Warrants prior to conversion (in shares)			360,000
Warrant exercise price (in dollars per share)			$ 10.00
Warrants, term from date of issuance			5 years 9 months 3 days